Notes to the consolidated statement of cash flows (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to the consolidated statement of cash flows
Total bank balances and cash	¥ 16,350,332	¥ 13,871,523	¥ 13,306,139
Less: Restricted cash	795,507	613,631	862,881
Cash and cash equivalents as at year end	¥ 15,554,825	¥ 13,257,892	¥ 12,443,258	¥ 15,417,682